Leasing Activities - Net Investment in Leases by Published Credit Ratings (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leases [Line Items]
Rated Entities	$ 1,237	$ 1,349
Non Rated Entities
Investment in finance leases held in trust	1,237	1,349
AA/Aa and Above [Member]
Leases [Line Items]
Rated Entities	766	737
A [Member]
Leases [Line Items]
Rated Entities	$ 471	$ 612